Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Noncurrent Liabilities [Abstract]
Long-term debt table

	2019	2018

Unsecured debentures
Series D - 5.67% debentures due September 2, 2019	$-	$499,599
Series E - 3.75% debentures due November 14, 2022	399,152	398,873
Series F - 5.09% debentures due November 14, 2042	99,302	99,286
Series G - 4.19% debentures due June 24, 2024	498,264	497,913
	996,718	1,495,671
Less current portion	-	(499,599)

Total	$996,718	$996,072

The table below represents currently scheduled maturities of long-term debt:

2020	2021	2022	2023	2024	Thereafter	Total

$-	-	399,152	-	498,264	99,302	$996,718